Other Balance Sheet Accounts - Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 17,119	$ 12,464
Accrued expenses	42,905	24,761
Accrued compensation and employee benefits	28,302	16,687
Retention bonus	410	1,906
Sales and indirect taxes	8,076	6,114
Operating lease payable	1,420	688
Deferred acquisition-related consideration	0	3,300
Foreign exchange forward contracts	5,213	0
Other payables	9,660	7,272
Trade and other current payables	$ 113,105	$ 73,192